Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt	The Group’s debt consisted of the following:

	December 31,
	2013	2014
Long-term debt, current portion	—	8,506,324

Total debt, current	—	8,506,324
Long-term debt	8,502,198	—

Total	$8,502,198	$8,506,324